Annual Total Returns[BarChart] - Direxion Monthly Emerging Markets Bull 2X Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(42.71%)	30.39%	(12.47%)	(13.48%)	(34.53%)	17.85%	80.88%	(33.53%)	29.07%	25.46%